SmartETFs Dividend Builder ETF

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 96.9%	Value ($)
	Australia: 2.5%
24,821	Sonic Healthcare Ltd.	$485,511

	Denmark: 2.7%
5,174	Novo Nordisk A/S	519,190

	France: 5.4%
10,718	Danone SA	510,162
4,677	Schneider Electric SE	535,990
		1,046,152
	Germany: 6.0%
3,603	Deutsche Boerse AG	594,081
9,556	Henkel AG & Company KGaA	571,445
		1,165,526
	Ireland: 2.7%
6,556	Medtronic PLC	529,397

	Sweden: 2.6%
52,780	Atlas Copco	498,373

	Switzerland: 8.6%
20,822	ABB Ltd.	544,449
4,904	Nestle SA	532,199
1,748	Roche Holding AG	573,012
		1,649,660
	Taiwan: 2.5%
6,894	Taiwan Semiconductor Manufacturing Co., Ltd.	472,653

	United Kingdom: 8.5%
13,253	Diageo PLC	561,865
7,768	Reckitt Benckiser Group PLC	518,250
12,595	Unilever PLC	558,083
		1,638,198
	United States: 55.4%
3,961	AbbVie Inc.	531,606
10,613	Aflac Inc.	596,451
3,506	Arthur J Gallagher & Co.	600,297
935	BlackRock Inc.	514,512
1,160	Broadcom Inc.	515,052
13,418	Cisco Systems Inc.	536,720
2,910	CME Group Inc.	515,448
4,340	Eaton Corp. PLC	578,782
6,370	Emerson Electric Co.	466,411
3,107	Illinois Tool Works Inc.	561,279
3,450	Johnson & Johnson	563,592
2,299	Microsoft Corp.	535,437
9,640	Mondelez International Inc.	528,561
8,219	Otis Worldwide Corp.	524,372

Shares	Common Stocks: 96.9%	Value ($)
	Common Stocks (Continued)
	United States (Continued)
4,896	Paychex Inc.	$549,380
3,503	PepsiCo Inc.	571,900
4,132	Procter & Gamble Co/The	521,665
3,646	Texas Instruments Inc.	564,328
9,567	The Coca-Cola Co. - ADR	535,943
12,531	VF Corp.	374,802
		10,686,538

	Total Common Stocks (Cost $17,334,275)	18,691,198

	Total Investments in Securities (Cost $17,334,275): 96.9%	18,691,198
	Other Assets less Liabilities: 3.1%	591,600
	Net Assets: 100.0%	$19,282,798

ADR - American Depository Receipt

PLC - Public Limited Company